Utility Plant - Schedule of Rental Payments and Current Term Expiration Dates (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 6,757
2014	4,304
2015	3,181
2016	2,510
2017	1,238
2018	61
Corporate headquarters (expires in 2017) [Member]
Operating Leased Assets [Line Items]
2013	2,140
2014	2,190
2015	2,270
2016	2,343
2017	1,194
2018
Phoenix administrative offices (expires in 2014) [Member]
Operating Leased Assets [Line Items]
2013	1,446
2014	243
2015
2016
2017
2018